NOTE 12 - Share Capital: Schedule of Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Share Capital
	Number of shares
	December 31, 2024	December 31, 2023
	Issued and outstanding	Issued and outstanding (*)
Ordinary shares with no par value	17,327,716	13,676,798
(*) See also Note 12b